Insurance Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Contracts [Abstract]
Disclosure of amounts arising from insurance contracts
The loss development table which follows shows the provision for losses and loss adjustment expenses at the end of each calendar year, the cumulative payments made in respect of those reserves in subsequent years and the re-estimated amount of each calendar year's provision for losses and loss adjustment expenses as at December 31, 2017.

	Calendar year
	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017
Provision for losses and loss adjustment expenses	14,467.2	14,504.8	16,049.3	17,232.2	19,648.8	19,212.8	17,749.1	19,816.4	19,481.8	28,610.8
Less: CTR Life(1)	34.9	27.6	25.3	24.2	20.6	17.9	15.2	14.2	12.8	8.7
	14,432.3	14,477.2	16,024.0	17,208.0	19,628.2	19,194.9	17,733.9	19,802.2	19,469.0	28,602.1
Cumulative payments as of:
One year later	3,136.0	3,126.6	3,355.9	3,627.6	4,323.5	4,081.1	3,801.6	4,441.4	4,608.0
Two years later	5,336.4	5,307.6	5,441.4	6,076.7	7,153.1	6,787.6	6,364.5	7,283.6
Three years later	7,070.7	6,846.3	7,063.1	7,920.3	9,148.0	8,775.5	8,172.7
Four years later	8,318.7	7,932.7	8,333.3	9,333.4	10,702.8	10,212.4
Five years later	9,189.1	8,936.9	9,327.0	10,458.7	11,783.3
Six years later	10,039.4	9,721.1	10,202.6	11,263.6
Seven years later	10,705.5	10,456.1	10,823.4
Eight years later	11,379.9	10,975.6
Nine years later	11,857.8

Reserves re-estimated as of:
One year later	14,746.0	14,616.0	15,893.8	17,316.4	19,021.2	18,375.6	16,696.4	19,169.3	19,343.1
Two years later	14,844.4	14,726.6	15,959.7	17,013.6	18,529.4	17,475.0	16,269.2	18,973.6
Three years later	14,912.4	14,921.6	15,705.6	16,721.0	17,820.5	17,307.9	16,114.0
Four years later	15,127.5	14,828.9	15,430.4	16,233.9	17,735.5	17,287.2
Five years later	15,091.0	14,663.1	15,036.2	16,269.6	17,830.5
Six years later	15,011.7	14,433.0	15,099.0	16,331.8
Seven years later	14,873.6	14,551.5	15,252.1
Eight years later	15,028.8	14,744.2
Nine years later	15,231.4

Favourable (unfavourable) development	(799.1)	(267.0)	771.9	876.2	1,797.7	1,907.7	1,619.9	828.6	125.9

Comprised of favourable (unfavourable):
Effect of foreign currency translation	(317.7)	82.0	264.2	265.1	575.6	476.0	248.5	(252.3)	(205.7)
Loss reserve development	(481.4)	(349.0)	507.7	611.1	1,222.1	1,431.7	1,371.4	1,080.9	331.6
	(799.1)	(267.0)	771.9	876.2	1,797.7	1,907.7	1,619.9	828.6	125.9

(1)
Guaranteed minimum death benefit retrocessional business written by Compagnie Transcontinentale de Réassurance ("CTR Life"), a wholly owned subsidiary of the company that was transferred to Wentworth and placed into run-off in 2002.

Changes in the provision for unearned premiums for the years ended December 31 were as follows:

	2017	2016
Provision for unearned premiums – January 1	3,740.4	3,284.8
Gross premiums written	12,207.5	9,534.3
Less: gross premiums earned	(11,822.0)	(9,209.7)
Acquisitions of subsidiaries (note 23)	1,906.2	111.1
Divestiture of subsidiary (note 23)	(157.9)	—
Foreign exchange effect and other	77.5	19.9
Provision for unearned premiums - December 31	5,951.7	3,740.4
The estimated fair value of insurance and reinsurance contracts is as follows:

	December 31, 2017		December 31, 2016
	Fair value	Carrying value	Fair value	Carrying value
Insurance contracts	33,807.2	34,562.5	22,598.3	23,222.2
Ceded reinsurance contracts	6,948.7	7,358.7	3,501.3	3,719.4
Changes in the provision for losses and loss adjustment expenses for the years ended December 31 were as follows:

	2017	2016
Provision for losses and loss adjustment expenses – January 1	19,481.8	19,816.4
Decrease in estimated losses and expenses for claims occurring in the prior years	(218.8)	(559.8)
Losses and expenses for claims occurring in the current year	9,736.5	6,247.8
Paid on claims occurring during:
the current year	(2,263.9)	(1,595.6)
the prior years	(5,526.0)	(4,441.8)
Acquisitions of subsidiaries (note 23)	7,377.6	143.1
Divestiture of subsidiary (note 23)	(546.6)	—
Foreign exchange effect and other	570.2	(128.3)
Provision for losses and loss adjustment expenses – December 31	28,610.8	19,481.8

	December 31, 2017			December 31, 2016
	Gross	Ceded	Net	Gross	Ceded	Net
Provision for unearned premiums	5,951.7	1,169.0	4,782.7	3,740.4	539.8	3,200.6
Provision for losses and loss adjustment expenses	28,610.8	6,189.7	22,421.1	19,481.8	3,179.6	16,302.2
Total insurance contract liabilities	34,562.5	7,358.7	27,203.8	23,222.2	3,719.4	19,502.8

Current	13,405.0	2,975.9	10,429.1	9,013.9	1,586.8	7,427.1
Non-current	21,157.5	4,382.8	16,774.7	14,208.3	2,132.6	12,075.7
	34,562.5	7,358.7	27,203.8	23,222.2	3,719.4	19,502.8
The following is an analysis of the changes which have occurred in the company's provision for losses and loss adjustment expenses related to asbestos exposure on a gross and net basis for the years ended December 31:

	2017		2016
	Gross	Net	Gross	Net
Provision for asbestos claims and loss adjustment expenses - January 1	1,347.7	1,065.5	1,381.0	1,043.8
Losses and loss adjustment expenses incurred	153.0	141.8	219.9	218.7
Losses and loss adjustment expenses paid	(208.6)	(174.0)	(253.2)	(197.0)
Provision for asbestos claims and loss adjustment expenses - December 31	1,292.1	1,033.3	1,347.7	1,065.5

Disclosure of sensitivity to insurance risk
The table that follows illustrates the potential impact of interest rate fluctuations on the fair value of the company's insurance and reinsurance contracts:

	December 31, 2017		December 31, 2016
Change in interest rates	Fair value of insurance contracts	Fair value of reinsurance contracts	Fair value of insurance contracts	Fair value of reinsurance contracts
100 basis point increase	32,820.7	6,764.1	21,973.4	3,425.7
100 basis point decrease	34,877.5	7,147.6	23,274.9	3,582.4